FAIR VALUE MEASUREMENTS (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 10. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
Description	Level	September 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$132,259,019	$132,253,093

Liabilities:
Warrant Liability – Public Warrants	1	$5,885,125	8,927,000
Warrant Liability – Private Placement Warrants	3	$3,740,000	5,673,000
The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.
Private Placement Warrants
The fair value of the Private Placement Warrants is reported in the foregoing table as Level 3 fair value. For the period ending September 30, 2021, the Private Placement Warrants were not separately traded on an open market. As such, the Company used Modified Black-Scholes model to value the Private Placement Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A common stock and one-half of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of shares of Class B common stock, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A common stock subject to possible redemption, Class A common stock and Class B common stock based on their relative fair values at the initial measurement date.
The key inputs into the Modified Black-Scholes model for the Private Placement Warrants at September 30, 2021:
Input	September 30, 2021
Common Stock Price	$ 9.79
Expected term (years)	5.50
Expected Volatility (Private Placement Warrants) derived from Monte Carlo Simulation	15.14%
Estimated probability of successful business combination	90.00%
Exercise Price	$ 11.50
Risk-free rate of interest	1.15%
Public Warrants
The Public Warrants are measured at fair value on a recurring basis. The measurement of the Public Warrants as of September 30, 2021 is classified as Level 1 due to the use of an observable market quote in an active market.
As of September 30, 2021, the aggregate value of the Public Warrants was $5.9 million.
The following table presents the Level 3 changes in the fair value of warrant liabilities:
Private Placement
Fair value as of January 1, 2021	$5,673,000
Change in fair value	(1,054,000)
Fair value as of March 31, 2021	4,619,000
Change in fair value	811,000
Fair value as of June 30, 2021,	5,430,000
Change in fair value	(1,690,000)
Fair value as of September 30, 2021	$ 3,740,000
There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the three and nine months ended September 30, 2021.

NOTE 10. FAIR VALUE MEASUREMENTS (as restated)
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	September 22, 2020	September 30, 2020	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$132,250,000	$132,250,443	$132,253,093

Liabilities:
Warrant Liability – Public Warrants	1	6,482,000	6,474,000	8,927,000
Warrant Liability – Private Placement Warrants	3	4,200,000	4,194,000	5,673,000
The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.
Initial and Subsequent Measurement – Private Placement and Public Warrants
The Company established the initial fair value for the Warrants on September 22, 2020. On September 30, 2020 and on December 31, 2020 the fair value was remeasured. For both periods, the Private Placement Warrants were not separately traded on an open market. For the period ending September 30, 2020, the Public Warrants were not separately traded on an open market. As such, the Company used a Modified Black-Scholes model to value the Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A common stock and one-half of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of shares of Class B common stock, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A common stock subject to possible redemption, Class A common stock and Class B common stock based on their relative fair values at the initial measurement date. The Private Placement Warrants were classified as Level 3 at the measurement dates due to the use of unobservable inputs. The Public Warrants were classified as Level 3 at the initial measurement date and the September 30, 2020 measurement date due to the use of unobservable inputs.
The key inputs into the Modified Black-Scholes model were as follows at initial measurement, September 30, 2020, and December 31, 2021:
Input	September 22, 2020	September 30, 2020	December 31, 2020
Common Stock Price	$ 9.51	$ 9.51	$ 10.33
Expected term (years)	6.00	5.98	5.73
Expected Volatility (Public Warrants) derived from Monte Carlo Simulation	17.04%	17.04%	17.04%
Expected Volatility (Private Placement Warrants) derived from Monte Carlo Simulation	17.40%	17.40%	17.34%
Estimated probability of successful business combination	100.00%	100.00%	100.00%
Exercise Price	$ 11.50	$ 11.50	$ 11.50
Risk-free rate of interest	0.36%	0.37%	0.47%
Subsequent Measurement – Public Warrants
The Public Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of December 31, 2020 is classified as Level 1 due to the use of an observable market quote in an active market.
As of December 31, 2020, the aggregate value of the Public Warrants was $8.9 million.
The following table presents the changes in the fair value of warrant liabilities:
	Private Placement	Public	Warrant Liabilities
Fair value as of July 13, 2020 (inception)	$ —	$ —	$ —
Initial measurement on September 22, 2020	4,200,000	6,482,000	10,682,000
Change in fair value of warrant liabilities	(6,000)	(8,000)	(14,000)
Fair value as of September 30, 2020	$4,194,000	6,474,000	10,668,000
Change in fair value of warrant liabilities	1,479,000	2,453,000	3,932,000
Fair value as of December 31, 2020	$5,673,000	$8,927,000	$14,600,000
For the period ending December 31, 2020, a total of $6,482,000 of Public Warrants was transferred out of Level 3 into Level 1.